Financial Instruments - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Mar. 14, 2018 USD ($)	Jun. 30, 2018	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Hedge ratio				1
Net gain (loss) on derivatives designated as cash flow hedges				$ 2,000,000	$ 15,000,000
Net gain on derivatives designated as cash flow hedges, net of tax				1,000,000	8,000,000
Gain on the ineffective portion of the hedges				3,000,000	7,000,000
Realized and unrealized gains on hedges recognized in revenue				15,000,000	0
Cash and cash equivalents				134,000,000	186,000,000	$ 157,000,000
Short term investments				38,000,000	48,000,000
Letters of credit outstanding amount				419,000,000	420,000,000
Guarantees for reclamation obligations				323,000,000	323,000,000
Termination cost				0
Foreign exchange loss recognized				24,000,000	23,000,000
Zinc [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated as hedging instruments				4,000,000
Lead [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated as hedging instruments				5,000,000
Three one-year non-revolving term loans [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility amount	$ 400,000,000
Credit facility maturity date	Mar. 14, 2019
2.125% senior unsecured notes [member]
Disclosure of detailed information about financial instruments [line items]
Repayment of debt	$ 500,000,000
Interest rate	2.125%
$3.0 billion Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility amount			$ 3,000,000,000	$ 3,000,000,000
Credit facility extended maturity date		Jun. 30, 2023	Jun. 22, 2022	Jun. 30, 2023
Credit facility, interest rate on undrawn amount				0.20%			0.20%
Revolving credit facility, amount withdrawn				$ 480,000,000	0
Revolving credit facility, remaining borrowing capacity				2,520,000,000	3,000,000,000
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash flows from operations				791,000,000	1,211,000,000
Cash and cash equivalents				134,000,000	186,000,000
Short term investments				38,000,000	48,000,000
Working capital				(152,000,000)	(112,000,000)
Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange loss recognized				24,000,000	23,000,000
Foreign exchange gain (loss) recognized in income tax expense				$ (272,000,000)	$ 9,000,000
Interest Rate Risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate borrowings				69.00%			69.00%
Average interest rate percentage earned on cash and cash equivalents				2.20%	0.72%		2.20%	0.72%
Percentage of Increase or decrease in the interest earned				10.00%			10.00%
LIBOR [member] | Three one-year non-revolving term loans [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility, interest rate spread	LIBOR plus 0.65%
Credit facility, interest rate spread	0.65%
LIBOR [member] | $3.0 billion Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility, interest rate spread				LIBOR plus 1.40%
Credit facility, interest rate spread				1.40%			1.40%
Floating Interest Rate on Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate				3.20%	3.00%		3.20%	3.00%
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to forecast lead sales				0.60%
Hedges relating to forecast zinc sales				1.30%
Cash flow hedges [member] | Derivatives Designated as Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 0	$ 2,245,000,000
Undiscounted Cash Flow [member]
Disclosure of detailed information about financial instruments [line items]
Capital commitments				$ 788,000,000	$ 856,000,000
Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets categorized as Level 3				0
Financial liabilities categorized as Level 3				$ 0
Within 1 Year [member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to by-product base metal sales				50.00%
Within 1 Year [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to by-product base metal sales				50.00%
Within 1 Year [member] | Forecasted Operating and Sustaining Expenditures [member] | Top of range [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of allowable limit for hedging				50.00%
Within 1 Year [member] | Undiscounted Cash Flow [member]
Disclosure of detailed information about financial instruments [line items]
Capital commitments				$ 301,000,000
1 to 2 Years [member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to by-product base metal sales				30.00%
1 to 2 Years [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to by-product base metal sales				30.00%
1 to 2 Years [member] | Forecasted Operating and Sustaining Expenditures [member] | Top of range [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of allowable limit for hedging				30.00%
1 to 2 Years [member] | Forecasted Expenditures [member] | Top of range [member] | Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowable limit for hedging						50.00%
2 to 3 Years [member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to by-product base metal sales				10.00%
2 to 3 Years [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Hedges relating to by-product base metal sales				10.00%
2 to 3 Years [member] | Forecasted Operating and Sustaining Expenditures [member] | Top of range [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of allowable limit for hedging				10.00%
2 to 3 Years [member] | Undiscounted Cash Flow [member]
Disclosure of detailed information about financial instruments [line items]
Capital commitments				$ 327,000,000